Note 13 - Income Tax	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
13.	INCOME TAX

The Company is
not
subject to income or other taxes in the Cayman Islands. However, subsidiaries are subject to taxes of the jurisdiction where they are located.

Income (loss) before income taxes consisted of:
(In Thousands)

	Years Ended December 31
	2020	2019	2018

Cayman Islands	$4,169	$(6,355)	$277
Foreign	2,895	2,487	2,952

Total	$7,064	$(3,868)	$3,229

Income tax expense consisted of:
(In Thousands)

	Years Ended December 31
	2020	2019	2018

Current	$942	$1,304	$1,296
Deferred	(5)	(133)	(155)

Total	$937	$1,171	$1,141

The Company and its subsidiaries file separate income tax returns. The applicable statutory income tax rate in the Cayman Islands was zero
for the Company for the years being reported. The reconciliation between the provision for income taxes at the statutory rate and the provision for income taxes at the effective tax rate is as follows:

(In Thousands)

	Years Ended December 31
	2020	2019	2018

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	294	344	401
Withholding taxes on repatriation of subsidiary profits	286	351	521
Alternative Minimum Tax on EMC stock sales	184	345	105
Withholding taxes on interest income	83	83	83
Adjustments to prior years' taxes	34	34	60
Changes in valuation allowances for deferred income tax assets	3	91	92
Changes in deferred income tax assets and liabilities	(8)	(224)	(247)
Other	61	147	126

Total	$937	$1,171	$1,141

The deferred income tax assets and liabilities as of
December 31, 2020
and
2019
consisted of the following:

(In Thousands)

	December 31
	2020	2019
Deferred income tax assets
Research and development credits	$6,908	$6,850
Depreciation and amortization	102	150
Accrued vacation and other expenses	41	82
Net operating loss carryforwards	23	28
	7,074	7,110
Valuation allowance	(7,022)	(7,019)

Total net deferred income tax assets	$52	$91

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$545	$586
Unrealized foreign exchanges	-	3
	$545	$589

The valuation allowance shown in the table above relates to net operating losses, credit carryforwards and temporary differences for which the Company believes that realization is not
more than likely. The valuation allowance increased by
$3,000,
$91,000,
and
$92,000
for the years ended
December 31, 2020,
2019,
and
2018,
respectively. The changes in the valuation allowance in
2020,
2019,
and
2018,
were primary due to the fluctuations in R&D credits from O
2
Micro Inc. that could
not
be utilized.

As of
December 31, 2020,
O
2
Micro, Inc. had U.S. federal and state research and development credit carryforwards of approximately
$5,445,000
and
$7,358,000,
respectively. The U.S. federal research and development credit will expire from
2022
through
2039
if
not
utilized, while the state research and development credit will never expire. Utilization of the research and development credits may
be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of
1986
and similar provisions in the State of California's tax regulations. The annual limitation may
result in the expiration of federal research and development credits before utilization.

As of
December 31, 2020,
the Company's subsidiary had U.S. net operating loss carryforwards for California tax purpose of
$326,000,
which will expire, if
not
utilized beginning in
2028.

In
2018,
the Income Tax Act in Taiwan was amended and, starting from
January 1, 2019,
surcharge of profit-seeking enterprise income tax on undistributed earnings tax offset against dividend withholding for non-Taiwan resident was not
available.

To better position itself for the future growth phase, the Company considered the repatriation of the earnings from subsidiaries in Taiwan and China beginning in the second
quarter of
2015.
As a result, deferred tax liabilities from withholding tax for the unremitted earnings in Taiwanese and Chinese subsidiaries have been recorded for
$545,000
and
$586,000
as of
December 31, 2020
and
2019,
respectively.

The Company files income tax returns in various foreign jurisdictions. The Company is generally no
longer subject to income tax examinations by tax authorities for years prior to
2015
because of the statute of limitations.